Shareholder Report, Average Annual Return (Details) 191994_Carillon Chartwell Real Income Fund_Class R-6_TSR Annual {Class R-6}	12 Months Ended	20 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R-6 (without sales charge)
Average Annual Return, Percent	13.39%	11.97%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	7.09%
Bloomberg U.S. TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent	7.01%	6.28%